Supplemental Balance Sheet Information - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Compensation and benefit costs	$ 2,402	$ 4,175	$ 5,579
Research and development expenses	1,479	6,122	8,882
Consulting and professional fees	1,120	1,224	999
Other liabilities	1	211	178
Accrued expenses and other current liabilities	$ 5,002	$ 11,732	$ 15,638